7. INCOME TAXES (March 2018 Note) (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Net non-current deferred tax assets:
Net operating loss carry-forward	$ 745,021	$ 1,131,643	$ 799,254
Property and equipment	7,350	10,719	4,627
Deferred tax assets - noncurrent	752,371	1,142,362	803,881
Net non-current deferred tax liabilities:
Intangible assets	580	728	303
Net	751,791	1,141,634	803,578
Less valuation allowance	(751,791)	(1,141,634)	(803,578)
Net deferred taxes	$ 0	$ 0	$ 0